Supplementary Oil and Gas Information - (Unaudited) - Standardized Measure of Discounted Future Net Cash Flow Changes (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Standardized measure of discounted future net cash flows at beginning of year	$ 2,754	$ 1,430
Oil and gas sales during period net of production costs and royalties	(417)	(564)
Changes due to prices	(1,009)	1,296
Actual development costs during the period	291	314
Changes in forecast development costs	(74)	(81)
Changes resulting from extensions, infills and improved recovery	127	601
Changes resulting from discoveries	0	0
Changes resulting from acquisitions of reserves	0	0
Changes resulting from dispositions of reserves	0	0
Accretion of discount	249	122
Net change in income tax	123	(200)
Changes resulting from other changes and technical reserves revisions plus effects on timing	101	(185)
All other changes	(290)	20
Standardized measure of discounted future net cash flows at end of year	$ 1,855	$ 2,754